SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2017
SUBSEQEUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS

In July 2017, the Company issued medium term notes of RMB300,000,000 due in July 2020 for working capital purposes.

In July 2017, the Company entered into a financial lease in the amount of RMB600,000,000 due July 2021 to support the improvement of its production efficiency.